Pensions DC Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	$ 140	$ 131	$ 118